Annual Total Returns- Transamerica Small Cap Growth (Retail Class) [BarChart] - Retail Class - Transamerica Small Cap Growth - A	2013	2014	2015	2016	2017	2018	2019	2020
Total	36.79%	2.74%	3.08%	19.37%	15.12%	(7.64%)	29.09%	31.74%